Consolidated Comprehensive Income Statement - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest [Abstract]
Net Income	$ 661.5	$ 1,317.6	$ 993.1
Translation adjustments, net of tax	9.9	(699.3)	(213.1)
Net gain (loss) on derivatives, net of tax	13.7	(35.0)	(15.2)
Pension and postretirement benefits, net of tax	(335.1)	(278.5)	(74.2)
Reclassification Adjustments [Abstract]
Currency translation adjustment	2.7	0.0	0.0
Derivatives, net of tax	(36.0)	20.8	(9.1)
Pension and postretirement benefits, net of tax	87.2	97.0	84.7
Total Other Comprehensive Income (Loss)	(257.6)	(895.0)	(226.9)
Comprehensive Income	403.9	422.6	766.2
Net income attributable to noncontrolling interests	30.4	39.7	1.4
Other Comprehensive Income (Loss) Attributable to Noncontrolling Interests	4.8	(11.0)	(5.6)
Comprehensive Income Attributable to Air Products	$ 368.7	$ 393.9	$ 770.4